Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 57,787	$ 61,297
Short-term bank deposits	4,977	3,350
Marketable securities (Note 3)	1,644	16,134
Trade receivables, net (Note 2t)	48,294	49,931
Other accounts receivable and prepaid expenses (Note 4)	7,658	10,807
Inventories (Note 5)	36,215	56,078
Total current assets	156,575	197,597
LONG TERM MARKETABLE SECURITIES (Note 3)		2,564
LONG TERM TRADE RECEIVABLES	6,986
LONG TERM PREPAID EXPENSES	171
PROPERTY AND EQUIPMENT, NET (Note 7)	9,774	14,603
INTANGIBLE ASSETS, NET (Note 8)	20,245
GOODWILL (Note 1g)	13,087
Total assets	206,838	214,764
LIABILITIES AND SHAREHOLDERS' EQUITY
Current maturity on long-term loan (note 10)	12,813
Trade payables	36,243	51,242
Other accounts payable and accrued expenses (Note 9)	45,441	36,377
Total current liabilities	94,497	87,619
LONG-TERM LIABILITIES:
Long term accrued expenses	547
Severance pay and long term employee liabilities	1,173	2,712
Other long-term liabilities	7,280	2,346
Long-term loan (note 10)	17,187
Total long term liabilities	26,187	5,058
COMMITMENTS AND CONTINGENT LIABILITIES (Note 11)
SHAREHOLDERS' EQUITY:
Share capital (Note 12) - Ordinary shares of NIS 0.01 par value - Authorized: 120,080,000 shares at December 31, 2010 and 2011; Issued: 67,507,508 and 67,625,573 shares at December 31, 2010 and 2011, respectively; Outstanding: 62,260,736 and 62,378,801shares at December 31, 2010 and 2011, respectively	166	166
Additional paid-in capital	434,530	431,368
Treasury shares at cost: 5,246,772 shares at December 31, 2010 and 2011	(12,872)	(12,872)
Other accumulated comprehensive income (loss)	(2,674)	2,599
Accumulated deficit	(332,996)	(299,174)
Total shareholders' equity	86,154	122,087
Total liabilities and shareholders' equity	$ 206,838	$ 214,764